EARNINGS PER SHARE ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Numerator for EPS:
Net income	$ 8,071	$ 3,442	$ 11,471	$ 7,255
Denominator for EPS:
Weighted average shares outstanding - basic	12,987,471	11,447,986	12,985,316	11,196,992
Dilutive shares	144,139	218,323	178,852	212,496
Weighted average shares outstanding - diluted	13,131,610	11,666,309	13,164,168	11,409,488
EPS:
Basic	$ 0.62	$ 0.3	$ 0.88	$ 0.65
Diluted	$ 0.61	$ 0.3	$ 0.87	$ 0.64